Organization and Business Operation (Details Textual) $ / shares in Units, ₪ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 11, 2018 USD ($)	Apr. 11, 2018 ILS (₪)	Aug. 16, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 11, 2018 ILS (₪)	Mar. 01, 2018 USD ($)	Dec. 31, 2014 USD ($)
Organization and Business Operation (Textual)
Escrow deposit								$ 11,900
Reverse merger transaction cost								6,300
Restricted trust amount								81,300
Conversion of stock, amount								$ 21,600
Conversion of stock, shares | shares								213,676
Transaction cost								$ 2,000
Accounts payable and accrued expenses									$ 70
Working capital						$ 6,100		19,000
Accumulated deficit				$ (23,667)		(23,667)		(17,972)	(8,861)
Cash and cash equivalents				150	$ 5,991	150	$ 5,991	1,944	11,840	$ 25,829			$ 11,709
Net loss				$ (2,674)	$ (3,113)	$ (5,695)	$ (6,113)	$ (9,111)	$ (8,053)	$ 14,753
Description of line of credit or loan						On February 21, 2018, the Controlling Shareholders executed an irrevocable undertaking ("the Undertaking") for the benefit of the Group. According to the Undertaking, the Controlling Shareholders agreed to make available to ACSI from March 1, 2018 a $3.0 million line of credit or loan in favor of the Group.		On February 21, 2018 the Controlling Shareholders executed an irrevocable undertaking (the "Undertaking") for the benefit of the Group. According to the Undertaking, the Controlling Shareholders agreed to make available to ACSI from, March 1, 2018, a $3.0 million line of credit or loan in favor of the Group.
Line of credit	$ 1,500										₪ 5,500	$ 3,000
Accounts payable and accrued expenses								$ 7,800
Line of credit interest rate	3.00%							0.50%			3.00%
Semi-annual bank commission	$ 7,900	₪ 27,500
Negative working capital								$ 556
Subsequent event [Member]
Organization and Business Operation (Textual)
Issued and sold ordinary shares | shares			728,262
Sale of stock price per share | $ / shares			$ 4.60
Aggregate gross proceeds			$ 3,350
Net of issuance costs			$ 2,800
Warrants maturity date			5 years
Warrants to purchase of ordinary shares | shares			54,620
Warrants exercise price | $ / shares			$ 5.75
Controlling Shareholders [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger | shares								1,621,327
Equity interest in acquired								63.00%
Reverse merger, description								One occasion during the 60 day period following the third anniversary of the closing of the Reverse Merger, to put to INC all or part of his pro rata portion of 117,327 ordinary shares that he received in the share exchange for an amount in cash equal to (1) (x) the number of shares being put multiplied by (y) $101.0 per share plus (2) his pro rata portion of interest, if any, on $11.9 million deposited into an escrow account by INC to fund the payment of the purchase price for the put option if it is exercised.
Service fees								$ 18,100
Line of credit	$ 3,100										₪ 11,000
Semi-annual bank commission | ₪		₪ 27,500
Migdal [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger | shares								48,000
Service fees								$ 1,200
Net income shares | shares								253,500
Reverse merger transaction cost								$ 4,300
ASM Former Shareholder [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger | shares								48,000
Equity interest in acquired								16.00%
Service fees								$ 900
Net income shares | shares								253,500
Commission percentage								3.00%